Consolidated Statements of Cash Flows - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income/(loss)		¥ (470,394,042)	¥ 37,784,446	¥ 164,617,561
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		480,931,843	105,216,440	177,282,998
Provision for cost method investment				5,907,577
Depreciation and amortization		15,978,766	11,540,878	1,753,032
Share-based compensation expenses			14,898,534	7,517,349
Net losses/(gains) on disposal of property and equipment			(39,563)	147,644
Net loss on disposal of non-marketable equity securities and Investment securities		971,725	(4,125,037)	1,524,159
Foreign exchange gains	[1]	(5,672,134)	(5,933,998)	(3,589,629)
Deferred tax benefit		(179,918,382)	(38,044,032)	(16,493,414)
Net losses on sale of loans		20,967,075	6,497,731	17,190,545
Profit and loss arising from fair value changes				5,765,113
Loans held-for-sale:
Originations and purchases		(126,690,813)	(392,734,939)	(629,040,509)
Proceeds from sales and paydowns of loans originally classified as held-for-sale		732,149,970	1,404,481,435	1,896,137,537
Changes in operating assets and liabilities:
Deposits		70,760,851	1,074,466	(18,020,425)
Guarantee deposits		61,057,202	(37,968,789)	(142,002,003)
Credit risk mitigation position and guarantee repayments from sales partner		(423,952,606)	(60,885,147)	234,530,494
Other operating assets		(279,502,517)	(243,888,698)	15,130,538
Other operating liabilities		187,760,210	(40,643,453)	(12,597,823)
Net cash provided by operating activities		84,447,150	757,230,274	1,705,760,744
Cash flows from investing activities:
Loans originated, net of principal collected		2,943,445,302	(818,975,410)	(3,040,754,719)
Proceeds from sales of investment securities		717,259,189	1,080,908,979	2,973,911,087
Proceeds from disposal of non-marketable equity securities		13,178,264	25,000,000	3,400,000
Proceeds from disposal of property and equipment and intangible assets		446,703	833,525	38,909
Proceeds from sales of loans		366,434,506	814,597,838	1,202,955,909
Purchased loans with credit deterioration		(56,366,398)	(435,981,602)	(640,283,653)
Purchases of investment securities		(706,965,500)	(922,104,610)	(2,868,678,085)
Purchases of non-marketable equity securities
Purchases of property, equipment and intangible assets		(3,565,552)	(7,945,839)	(114,503,257)
Net cash provided/(used in) investing activities		3,273,866,515	(263,667,119)	(2,483,913,809)
Cash flows from financing activities:
Proceeds from interest-bearing borrowings		2,777,439,569	9,493,281,488	10,402,258,233
Proceeds from contributions from non-controlling shareholders				71,514,091
Repurchase of ordinary shares		(1,782,174)	(4,575,351)	(30,691,070)
Repayment of interest-bearing borrowings		(6,961,429,710)	(10,820,894,746)	(9,294,928,900)
Acquisition of interests in consolidated VIEs from non-controlling interests				(142,611,784)
Net cash provided by/used in financing activities		(4,185,772,315)	(1,332,188,609)	1,005,540,570
Net increase/(decrease) in cash, cash equivalents and restricted cash		(827,458,650)	(838,625,454)	227,387,505
Cash, cash equivalents and restricted cash at the beginning of year		1,170,386,076	2,001,602,420	1,772,184,145
Effect of exchange rate change on cash, cash equivalents and restricted cash		(4,739,909)	7,409,110	2,030,770
Cash, cash equivalents and restricted cash at the end of year		338,187,517	1,170,386,076	2,001,602,420
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds		4,641,211	27,704,212	63,458,446
Interest expense paid		¥ 469,985,706	¥ 776,332,323	¥ 726,293,220

[1]	The changes of foreign exchange gain are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account.